Investments (Realized and unrealized gains) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fixed maturities, short-term and other investments and cash equivalents
Gross realized gains													$ 31,316	[1]	$ 31,402	[1]	$ 38,905	[1]
Gross realized (losses)													(8,221)		(28,144)		(20,672)
Net realized gains on investments	6,902	4,595	7,858	3,740	4,448	(6,320)	3,409	1,721	(4,516)	9,063	6,154	7,532	23,095		3,258		18,233
Net unrealized (losses) on investments	(74,119)	(84,974)	45,427	55,693	20,137	69,967	(141,348)	(7,237)	(35,857)	86,345	(53,574)	20,671	(57,973)	[1]	(58,481)	[1]	17,585	[1]
Total net realized gains and change in net unrealized gains (losses) gains on investments													(34,878)		(55,223)		35,818
Net Realized and Change in Unrealized Gains Losses on Assets Held In Trust on Behalf of Operating Affiliates													0		88		(88)
Net Realized and Change In Unrealized Gains Losses on Catastrophe Bonds													2,702		(2,258)		416
Noncontrolling interest													42,258	[1]	1,836	[1]	17,263	[1]
Total net realized gains and change in net unrealized gains (losses) gains on investments excluding non-controlling interest													$ 10,082		$ (55,557)		$ 53,409

[1]	Includes change in net unrealized gains (losses) and realized gains on investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and is included in the Consolidated Statements of Comprehensive Income as net loss (income) attributable to noncontrolling interest.